Bank Borrowings - Schedule of Bank Borrowings (Details)	Nov. 02, 2021 HKD ($)	May 31, 2021 HKD ($)	Dec. 22, 2020 HKD ($)	Apr. 25, 2019 HKD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Line of Credit Facility [Line Items]
Total					$ 1,444,983	$ 185,652
Bank borrowings, non-current					0	0	$ 2,047,639
Secured Debt
Line of Credit Facility [Line Items]
Total					1,444,983	185,652	6,059,686
Long-Term Debt, Current Maturities					(1,444,983)	(185,652)	(4,012,047)
Bank borrowings, non-current					0	0	2,047,639
Bank of Communications (Hong Kong) Limited – Loan 1 | Secured Debt
Line of Credit Facility [Line Items]
Total				$ 11,000,000	$ 0	$ 0	$ 2,358,837
Debt instrument, term				7 years
Debt instrument, interest rate, stated percentage					4.25%	4.25%	4.25%
Standard Chartered Bank (Hong Kong) Limited – Loan 2 | Secured Debt
Line of Credit Facility [Line Items]
Total			$ 5,000,000		$ 648,371	$ 83,303	$ 1,917,055
Debt instrument, term			60 months
Debt instrument, interest rate, stated percentage					2.75%	2.75%	3.00%
Standard Chartered Bank (Hong Kong) Limited – Loan 3 | Secured Debt
Line of Credit Facility [Line Items]
Total	$ 2,847,150				$ 686,285	$ 88,174	$ 1,414,102
Debt instrument, term	5 years
Debt instrument, interest rate, stated percentage					2.75%	2.75%	3.00%
Standard Chartered Bank (Hong Kong) Limited – Loan 4 | Secured Debt
Line of Credit Facility [Line Items]
Total		$ 1,000,000			$ 110,327	$ 14,175	$ 369,692
Debt instrument, term		5 years
Debt instrument, interest rate, stated percentage					2.88%	2.88%	3.00%